Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0001691082
Registrant Name	LB PHARMACEUTICALS INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES